Inventories (Details Narrative) $ in Thousands	12 Months Ended
	Apr. 30, 2024 CAD ($) lb	Apr. 30, 2023 CAD ($) lb
Statement Line Items [Line Items]
Number Of Pounds Of Inventories Hold | lb	2,511,271	1,548,068
Current inventories | $	$ 187,090	$ 85,561